Stockholders’ Equity (Details) - Schedule of warrants outstanding and exercisable - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants Outstanding, Exercise price	$ 1.88	$ 4.98
Warrants Outstanding, Number Outstanding (in Shares)	20,429,630	5,658,830
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 25 days	3 years 9 months 18 days
Warrants Outstanding, Weighted Average Exercise Price		$ 4.97
Warrants Exercisable, Number Exercisable (in Shares)		5,616,330
Warrants Exercisable, Weighted Average Exercise Price		$ 3.79